CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) Y M	Dec. 31, 2014 CAD
Capital Stock 1	68,300	68,300
Capital Stock 2	$ 54,831
Capital Stock 3	276,000	276,000
Capital Stock 4	110,546
Capital Stock 5	452,500	452,500
Capital Stock 6	136,679
Capital Stock 7	1,929,000	1,929,000
Capital Stock 8		0.85
Capital Stock 9	1,660,025
Capital Stock 10	126,324
Capital Stock 11		1.00
Capital Stock 12	10.00%	10.00%
Capital Stock 13	10.00%	10.00%
Capital Stock 14	10	10
Capital Stock 15	0
Capital Stock 16	0
Capital Stock 17	526,609
Capital Stock 18	0
Capital Stock 19	0
Capital Stock 20	604,429
Capital Stock 21	5.05	5.05
Capital Stock 22	5.86	5.86
Capital Stock 23	6.5	6.5
Capital Stock 24	108,302
Capital Stock 25	58,055
Capital Stock 26	1,041,591
Capital Stock 27	2,147,000	2,147,000
Capital Stock 28	171,000	171,000
Capital Stock 29	0.43
Capital Stock 30		0.50
Capital Stock 31	59,304
Capital Stock 32	418,317
Capital Stock 33	0.17
Capital Stock 34	0
Capital Stock 35	0.73
Capital Stock 36	964,500	964,500
Capital Stock 37	0
Capital Stock 38	992
Capital Stock 39	339,589
Capital Stock 40	30.00%	30.00%
Capital Stock 41	0.102%	0.102%
Capital Stock 42	6	6
Capital Stock 43	0	0
Capital Stock 44	275,735
Capital Stock 45	95.00%	95.00%
Capital Stock 46	1.25%	1.25%
Capital Stock 47	18	18
Capital Stock 48	0	0
Capital Stock 49	0
Capital Stock 50	992
Capital Stock 51	$ 339,589